Average Annual Total Returns			12 Months Ended	33 Months Ended	38 Months Ended	60 Months Ended	71 Months Ended	105 Months Ended	120 Months Ended	136 Months Ended
		Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
American Funds College 2039 Fund | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent			17.66%	1.14%
Performance Inception Date		Mar. 26, 2021
American Funds College 2039 Fund | Class 529-A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.97%	0.59%
American Funds College 2039 Fund | Class 529-A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.54%	0.69%
American Funds College 2039 Fund | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent			20.04%	1.78%
Performance Inception Date		Mar. 26, 2021
American Funds College 2039 Fund | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent			21.59%	2.27%
Performance Inception Date		Mar. 26, 2021
American Funds College 2039 Fund | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent			22.31%	2.69%
Performance Inception Date		Mar. 26, 2021
American Funds College 2039 Fund | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent			22.31%	2.75%
Performance Inception Date		Mar. 26, 2021
American Funds College 2039 Fund | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent			22.47%	2.84%
Performance Inception Date		Mar. 26, 2021
American Funds College 2039 Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	8.50%
American Funds College 2039 Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	(2.42%)
American Funds College 2036 Fund | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent			14.94%			8.55%	5.96%
Performance Inception Date		Feb. 09, 2018
American Funds College 2036 Fund | Class 529-A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.13%			7.23%	4.78%
American Funds College 2036 Fund | Class 529-A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.84%			6.41%	4.36%
American Funds College 2036 Fund | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent			17.24%			8.53%	5.85%
Performance Inception Date		Feb. 09, 2018
American Funds College 2036 Fund | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent			18.90%			9.12%	6.41%
Performance Inception Date		Feb. 09, 2018
American Funds College 2036 Fund | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent			19.32%			9.60%	6.88%
Performance Inception Date		Feb. 09, 2018
American Funds College 2036 Fund | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent			19.42%		7.59%
Performance Inception Date		Oct. 30, 2020
American Funds College 2036 Fund | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent			19.51%		7.68%
Performance Inception Date		Oct. 30, 2020
American Funds College 2036 Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%			15.69%	12.66%
American Funds College 2036 Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%			1.10%	1.27%
American Funds College 2033 Fund | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent			9.58%			7.24%		5.86%
Performance Inception Date		Mar. 27, 2015
American Funds College 2033 Fund | Class 529-A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.52%			5.48%		4.48%
American Funds College 2033 Fund | Class 529-A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.67%			5.26%		4.25%
American Funds College 2033 Fund | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent			11.67%			7.19%		5.82%
Performance Inception Date		Mar. 27, 2015
American Funds College 2033 Fund | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent			13.28%			7.77%		6.05%
Performance Inception Date		Mar. 27, 2015
American Funds College 2033 Fund | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent			13.83%			8.23%		6.52%
Performance Inception Date		Mar. 27, 2015
American Funds College 2033 Fund | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent			13.87%		5.89%
Performance Inception Date		Oct. 30, 2020
American Funds College 2033 Fund | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent			13.94%		5.98%
Performance Inception Date		Oct. 30, 2020
American Funds College 2033 Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%			15.69%		12.11%
American Funds College 2033 Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%			1.10%		1.22%
American Funds College 2030 Fund | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent			5.43%			5.62%			4.95%	6.46%
Performance Inception Date		Sep. 14, 2012
American Funds College 2030 Fund | Class 529-A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.17%			3.81%			3.40%
American Funds College 2030 Fund | Class 529-A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.21%			3.93%			3.45%
American Funds College 2030 Fund | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent			7.32%			5.57%			4.90%	6.40%
Performance Inception Date		Sep. 14, 2012
American Funds College 2030 Fund | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent			9.01%			6.14%			5.06%	6.52%
Performance Inception Date		Sep. 14, 2012
American Funds College 2030 Fund | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent			9.44%			6.60%			5.54%	7.01%
Performance Inception Date		Sep. 14, 2012
American Funds College 2030 Fund | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent			9.56%		4.68%
Performance Inception Date		Oct. 30, 2020
American Funds College 2030 Fund | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent			9.62%		4.75%
Performance Inception Date		Oct. 30, 2020
American Funds College 2030 Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%			15.69%			12.03%	13.16%
American Funds College 2030 Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%			1.10%			1.81%	1.51%
American Funds College 2027 Fund | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent			2.83%			3.79%			3.88%	5.19%
Performance Inception Date		Sep. 14, 2012
American Funds College 2027 Fund | Class 529-A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.54%			2.23%			2.46%
American Funds College 2027 Fund | Class 529-A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.67%			2.48%			2.59%
American Funds College 2027 Fund | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent			4.75%			3.75%			3.83%	5.14%
Performance Inception Date		Sep. 14, 2012
American Funds College 2027 Fund | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent			6.30%			4.30%			4.00%	5.26%
Performance Inception Date		Sep. 14, 2012
American Funds College 2027 Fund | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent			6.76%			4.75%			4.46%	5.73%
Performance Inception Date		Sep. 14, 2012
American Funds College 2027 Fund | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent			6.87%		2.72%
Performance Inception Date		Oct. 30, 2020
American Funds College 2027 Fund | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent			6.93%		2.79%
Performance Inception Date		Oct. 30, 2020
American Funds College 2027 Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%			15.69%			12.03%	13.16%
American Funds College 2027 Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%			1.10%			1.81%	1.51%
American Funds College Enrollment Fund | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent			2.26%			0.78%			0.98%	0.75%
Performance Inception Date		Sep. 14, 2012
American Funds College Enrollment Fund | Class 529-A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.81%			(0.20%)			0.22%
American Funds College Enrollment Fund | Class 529-A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.34%			0.21%			0.44%
American Funds College Enrollment Fund | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent			3.07%			0.54%			0.85%	0.64%
Performance Inception Date		Sep. 14, 2012
American Funds College Enrollment Fund | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent			4.59%			1.06%			1.00%	0.75%
Performance Inception Date		Sep. 14, 2012
American Funds College Enrollment Fund | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent			5.04%			1.50%			1.46%	1.21%
Performance Inception Date		Sep. 14, 2012
American Funds College Enrollment Fund | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent			5.12%		(0.55%)
Performance Inception Date		Oct. 30, 2020
American Funds College Enrollment Fund | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent			5.18%		(0.52%)
Performance Inception Date		Oct. 30, 2020
American Funds College Enrollment Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.53%			1.10%			1.81%	1.51%
American Funds College Enrollment Fund | Bloomberg U.S. Aggregate 1–5 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.93%			1.42%			1.42%	1.29%

[1]	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Aggregate 1–5 Years Index (“the Previous Primary Benchmark”) to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.